Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 28, 2018
Entity Registrant Name	dei_EntityRegistrantName	WP Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001645192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 28, 2018
Prospectus Date	rr_ProspectusDate	Dec. 28, 2018
WP Large Cap Income Plus Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WP Large Cap Income Plus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the WP Large Cap Income Plus Fund (the “Fund”) is total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your household invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 13 of this prospectus and the section captioned “Purchases” beginning on page 34 of the Fund’s Statement of Additional Information (“SAI”). Expense Information in the annual fund operating expenses table is as of February 28, 2018.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended August 31, 2018, the Fund’s portfolio turnover rate was 4.01% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.01%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Contingent Deferred Sales Charges (the “CDSCs”) are not included in these calculations for Class A Shares and Class C shares. If the CDSCs were included, your costs would be higher. See “Purchasing Shares – Choosing a Share Class” below. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy of the Fund.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment objective is total return. To meet its investment objective, the Fund will invest at least 80% of its total assets in large cap domestic equity securities and exchange traded funds (“ETFs”) that primarily invest in large cap domestic equity securities. The Fund will seek income through dividends paid on such securities. The Fund will also seek to produce income (e.g., premium income on the sale of an option) and return stability through an options strategy.

Winning Points Advisors, LLC (the “Adviser”) intends to sell covered call options on a portion of the Fund’s stock holdings. The extent of option selling will depend on market conditions and the Adviser’s consideration of the advantages of selling call options on the Fund’s equity investments.

The Fund may also sell put options on stocks and ETFs the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Fund may, in certain circumstances, purchase put options on the S&P 500 Composite Stock Price Index (the “S&P 500”) and on individual stocks to protect against a loss of principal value due to stock price decline. The extent of option selling and purchasing activity depends on market conditions and the Adviser’s judgment. The Fund may also seek to pursue its investment objective by selling a series of call and put option spread combinations on the S&P 500.

The Fund may be appropriate for investors with long-term horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to minimize the effects of inflation on its portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

●	Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

●	Dividend strategy risk – There can be no assurances that the Adviser will be able to correctly anticipate the level of dividends that companies will pay in any given timeframe. If the Adviser’s expectations as to potential dividends are wrong, the Fund’s performance may be adversely affected.

●	Management style risk – To the extent the Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

●	Large company risk – The Fund will invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

●	Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

●	Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

●	Equity risk – Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of those companies whose securities the Fund holds.

●	Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained. The Fund may place otherwise uninvested cash in money market mutual funds.

●	Options risk - Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continues to bear the risk of declines in the value of underlying securities held by the Fund. The Fund will receive a premium from the purchaser of a covered call option sold by the Adviser, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

●	Limits on option selling risk – The number of call options the Fund can sell is limited by the number of shares of common stock or ETFs or other securities the Fund holds, and is further subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

●	Options strategy risk – The Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and ETFs. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains. The Fund’s investment advisor seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options.

●	Derivatives risk – The use of derivatives can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. The loss on derivative transactions may significantly exceed the initial investment.

●	Transaction cost risk – Transaction costs refer to the charges that are associated with buying and selling securities for the Fund. As a result of the Fund’s options strategy, the Fund may incur higher brokerage and transactional related charges than those associated with an average equity fund. These transaction costs increase the cost of your investment in the Fund.

●	General fund investing risk – The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund was reorganized on August 20, 2018 from a series of 360 Funds, a Delaware statutory trust (the “Predecessor Fund”), to a series of WP Trust, a Delaware statutory trust (the “Reorganization”). While the Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The bar chart and performance table below show the variability of the Predecessor Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Predecessor Fund’s Institutional Class shares for each full calendar year since the Predecessor Fund’s inception. The performance table compares the performance of the Predecessor Fund’s Institutional Class shares over time to the performance of a broad-based securities market index. You should be aware that the Predecessor Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235. Performance is not presented for Class A and Class C shares because they have not begun operations.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	Updated performance information will be available at no cost by calling (877) 244-6235.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Predecessor Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return (for periods ended December 31, 2017)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2018 was 8.19%.

During the period shown in the bar chart, the highest return for a quarter was 13.09% during the quarter ended December 31, 2015 and the lowest return for a quarter was -13.56% during the quarter ended September 30, 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2017)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2017 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.

WP Large Cap Income Plus Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.13%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.82%	[2],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 819
3 Years	rr_ExpenseExampleYear03	1,376
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,957
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,524
WP Large Cap Income Plus Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.13%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.57%	[2],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 360
3 Years	rr_ExpenseExampleYear03	1,094
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,850
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,836
WP Large Cap Income Plus Fund | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPLCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.13%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.82%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 285
3 Years	rr_ExpenseExampleYear03	874
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,489
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,147
2014	rr_AnnualReturn2014	(5.20%)
2015	rr_AnnualReturn2015	(0.13%)
2016	rr_AnnualReturn2016	18.78%
2017	rr_AnnualReturn2017	23.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class Shares year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.56%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2017 and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Performance is not presented for Class A and Class C shares because they have not begun operations.
1 Year	rr_AverageAnnualReturnYear01	23.73%
Since Inception	rr_AverageAnnualReturnSinceInception	8.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2013
WP Large Cap Income Plus Fund | Return After Taxes on Distributions | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.56%
Since Inception	rr_AverageAnnualReturnSinceInception	8.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2013
WP Large Cap Income Plus Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.38%
Since Inception	rr_AverageAnnualReturnSinceInception	7.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2013
WP Large Cap Income Plus Fund | Dow Jones Industrial Average Total Return Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.11%
Since Inception	rr_AverageAnnualReturnSinceInception	14.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2013

[1]	Contingent Deferred Sales Charge applies to Class A shares only when a Shareholder purchase in the Fund totals $1 million or more and the shareholder redeems within 1 year of purchase.
[2]	Expenses for Class A shares and Class C shares are based on estimates since those classes have not yet commenced operations.
[3]	"Other Expenses" include 0.33% for payment of interest expenses related to the Fund's option investing.
[4]	The Adviser has entered into a contractual agreement with the Trust with respect to the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses associated with any proxies, mergers, reorganizations and other shareholder solicitation activities, litigation-related expenses and other extraordinary expenses not incurred in the ordinary course of the Fund"s business) to not more than 2.50%. The Fund may, at a later date, reimburse the Adviser the management fees waived or limited and other expenses assumed and paid by the Adviser pursuant to the Expense Limitation Agreement during any of the previous three fiscal years, if the total annual fund operating expenses for the applicable following year, after giving effect to the repayment, do not exceed the operating expense limit with respect to the average daily net assets of the Fund (or any lower expense limitation or limitations to which the parties may otherwise agree). The contractual agreement cannot be terminated prior to December 31, 2019 without the Board of Trustees' approval.